UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund –
.
PTATX Total Return Fund–
.
Advisor  Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
HIGHLIGHTS
The fund produced a negative return and underperformed its benchmark and
Lipper peer group average for the 12-month period ended May 31, 2023.
Exposure to TBA agency mortgage-backed securities, which we use for liquidity purposes, detracted from relative performance.
During the period, the fund reduced high yield corporate bonds, bank loans, and commercial mortgage-backed securities and added U.S. Treasuries, agency mortgage-backed securities, and investment-grade corporate bonds.
While we wait for greater clarity on the economic outlook, we remain nimble in our duration positioning and in sector allocations where we look to take advantage of opportunities in dislocated credits.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Total Return Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during your fund’s fiscal year, the 12-month period ended May 31, 2023. Rising interest rates weighed on returns in the first half of the period, but many sectors rebounded over the past six months as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the 12-month period, growth stocks outperformed value shares, and developed market shares generally outpaced their emerging market counterparts. In the U.S., the Russell 1000 Growth Index and Nasdaq
Composite Index performed the best. Most currencies weakened versus the
U.S. dollar over the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, the information technology sector had, by far, the strongest returns. Big tech companies rebounded strongly at the start of
2023, helped in part by growing investor enthusiasm for artificial intelligence applications. Meanwhile, falling prices for various commodities weighed on returns for the materials and energy sectors, and turmoil in the banking sector, which included the failure of three large regional banks, hurt the financials segment. Real estate stocks also came under pressure amid concerns about the ability of some commercial property owners to refinance their debt.
Cheaper oil contributed to slowing inflation during the period, although core inflation readings—which exclude volatile food and energy prices—remained stubbornly high. April’s consumer price index data (the latest available in our reporting period) showed a headline inflation rate of 4.9% on a 12-month basis, down from more than 8% at the start of the period but still well above the Fed’s long-term 2% inflation target.
In response to persistent inflation, the Fed raised its short-term lending benchmark rate from around 1.00% at the start of the period to a range of
5.00% to 5.25% by the end of May, the highest level since 2007. However,
Fed officials have recently suggested that they might soon be ready to pause additional rate hikes as they wait to see how the economy is progressing.
Bond yields increased considerably across the U.S. Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year note climbing from 2.85% at the start of the period to 3.64% at the end of May.
Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity
Treasuries experienced the largest yield increases. At the end of May, the yield

T. ROWE PRICE Total Return Fund

on the three-month Treasury bill was 188 basis points (1.88 percentage point)
higher than the yield on the 10-year Treasury note. Increasing yields led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The economic impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could continue to have an impact on credit conditions. Moreover, the market consensus still seems to forecast a global recession starting later this year or in early 2024, although it could be a mild downturn.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Total Return Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to maximize total return through income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The fund returned -3.69% for the 12 months ended May 31, 2023, and underperformed the Bloomberg U.S. Aggregate Bond Index and the Lipper
Core Plus Bond Funds Average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results. ) The fund’s performance was more adversely affected earlier in the period when markets were caught off guard by the magnitude of the Federal Reserve’s forceful tightening measures, and the fund generated positive returns and outpaced the benchmark over the previous six-month period.
What factors influenced the
fund’s performance?
Despite a welcome reversal
in performance year-to-date,
the U.S. investment-grade
(IG) fixed income market, as
measured by the Bloomberg
U.S. Aggregate Bond Index,
posted negative returns over
the previous 12 months.
Rising U.S. Treasury yields
weighed on fixed income
returns as the Federal Reserve
remained committed to tightening monetary policy to curb high inflation.
However, periods of stronger risk appetite and credit spread tightening lent some support to the U.S. fixed income market, and corporate credit spreads tightened overall. (Credit spreads measure the additional yield that investors demand for holding a bond with credit risk over a similar-maturity, high-quality government security.)
In agency mortgage-backed securities (MBS), exposure to lower-coupon to-be-announced (TBA) contracts (where the specific securities to be delivered are not yet known on the trade date) dragged on performance. We utilize
TBA securities for liquidity management purposes and to efficiently adjust
PERFORMANCE COMPARISON
Total Return
Periods Ended 5/31/23 6 Months 12 Months
Total Return Fund –
.
2.22% -3.69%
Total Return Fund–
.
Advisor  Class 2.07 -3.97
Total Return Fund–
.
I  Class 2.29 -3.56
Bloomberg U.S. Aggregate
Bond Index 2.00 -2.14
Lipper Core Plus Bond
Funds Average 2.12 -2.46

T. ROWE PRICE Total Return Fund

positioning within the agency MBS sector, but TBAs generally underperformed specified MBS pools as mortgages broadly sold off and market participants favored mortgage bonds offering more desirable prepayment characteristics.
Some single-asset single-borrower commercial mortgage-backed securities
(CMBS) underperformed, and select Chinese property names dragged in the emerging markets (EM) corporate sector.
However, positive security selection in global and EM sovereign debt helped offset some losses from other sectors. Holding Treasury options benefited the portfolio later in the period when two-year Treasury yields fluctuated notably.
An assortment of EM sovereign credits favored by our analyst team generated strong results. Our EM holdings benefited from country-specific developments and experienced additional tailwinds from expectations that the Fed might be nearing the end of its rate-hiking cycle. China’s earlier-than-expected reopening and relatively resilient global growth in the face of tighter financial conditions also supported our EM sovereign exposure.
Sector allocations also detracted overall from fund performance. Broadly speaking, out-of-benchmark exposure to non-agency residential mortgage-
backed securities (RMBS) weighed on the fund for the 12-month period.
Increased supply in 2022 and rising recession concerns dragged on the sector. Additionally, increased rate volatility was a headwind for RMBS, and much higher mortgage rates caused refinancing activity to drastically slow, significantly extending mortgage bond durations in a rising rate environment.
(Duration measures the sensitivity of a bond or a bond portfolio to interest rate changes.)
On the positive side, non-benchmark allocations to the high yield corporate, leveraged loan, and collateralized loan obligation sectors notably benefited performance. High yield corporate bonds held up well amid relatively strong fundamentals and technical conditions, and the fund’s bias for higher-quality high yield bonds helped during periods of waning risk appetite.
Interest rate management detracted overall. A yield curve steepening bias detracted as very high volatility across the Treasury term structure stemming from Fed policy uncertainty was a headwind. Our overall U.S. duration posture had a largely neutral impact. Non-U.S. rates exposures, which complement
U.S. duration positioning and diversify risk outside of credit markets, also weighed on results, as global central bank actions were unpredictable amid high inflation and concerns about the global growth outlook. On the plus side, the portfolio benefited from the uncommon current market dynamic where cash yields exceed yields on longer-term Treasuries. The higher yields earned on cash added to a structural yield advantage for the fund relative to the benchmark, which holds no cash.

T. ROWE PRICE Total Return Fund

The use of derivatives had an overall negative effect on absolute returns for the period. The fund maintained material exposure to interest rate derivatives to help it more efficiently manage duration and positioning along the yield curve. While Treasury options, as noted above, had a positive effect on relative returns, positions in Treasury futures weighed on absolute performance in a rising rate environment. (However, without the use of those instruments, portfolio duration and yield curve exposures would have deviated from our targets and increased portfolio risk to undesirable levels.) Material exposure to credit derivatives, which we used to help hedge against a potential widening in credit spreads and can offer a more efficient way to express an investment view relative to the cash bond market, also detracted from performance. These credit hedges help adjust the fund’s overall spread sector risk in areas like high yield bonds and bank loans where we held out-of-benchmark allocations using our analyst teams’ favored security ideas. We see these derivative instruments as valuable tools for keeping our credit spread risk at levels that are warranted for the macro backdrop, and our net allocations to these higher-yielding credit sectors added value.
How is the fund positioned?
Significant movements in sector positioning across the 12-month period mostly involved reductions in allocations to high yield corporate bonds, bank loans, and CMBS in favor of higher-quality and more liquid U.S. Treasuries, agency
MBS, and IG corporate bonds. We also trimmed EM corporate and sovereign credit and non-agency residential mortgage bonds as the period progressed. In late 2022, we took advantage of a rally in riskier assets and reduced exposure to high yield corporate bonds and bank loans.
Our exposure to U.S. Treasuries increased. The sharply hawkish policy response from the Federal Reserve drove U.S. Treasury yields to attractive levels for investors looking for liquidity and income potential. With inflation pressures easing, we believe that Treasuries can once again serve as a potential hedge against risk-asset volatility, which they failed to do last year when the
Fed was tightening aggressively.
More recently, we reduced the portfolio’s overweight to CMBS. Sales were primarily in subordinated single-asset single-borrower bonds that faced further extension risk in a higher-for-longer interest rate environment. We also employed short positions in the CMBS market using indexed derivatives to help balance our risk exposure in the sector. While being prudent, we believe certain CMBS have the potential to perform well—although there will likely be more volatility ahead.

T. ROWE PRICE Total Return Fund

The fund added to IG
corporate bonds closer
to the end of 2022 and
reduced the portfolio’s large
underweight in the sector.
Additionally, we added to
agency MBS, shifting from
a slight underweight to an
overweight by the end of
the period. We believed the
sector offered higher quality
and better liquidity than
credit sectors, and spreads
offered more value after
widening due to elevated
rate volatility and technical
concerns stemming from
potential bank sales. The
rate-sensitive agency MBS
market could also benefit
if rate volatility begins to
subside with the end of
the Fed tightening cycle
approaching, and many
lower-coupon MBS are
trading at deep discounts in
the wake of the past year’s
rate surge.
We were active in our
duration positioning,
holding both long and
short positions during the
period, as the Fed’s policy
stance shifted. However,
the fund was overweight
duration compared with
the benchmark by the end
of the period with the Fed
signaling that it would pause hiking rates. Additionally, the financial instability experienced during the banking turmoil and the lagged economic impact of past monetary tightening could convince the Fed to be more measured with further rate hikes.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee. Therefore, this category may include rated
and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
U.S. Government Agency Securities* 34%
U.S. Treasury Securities** 26
AAA 6
AA 6
A 8
BBB 11
BB and Below 19
Not Rated 2
Reserves -12
Total 100%
Based on net assets as of 5/31/23.

T. ROWE PRICE Total Return Fund

At period-end, we positioned the portfolio for yield curve steepening, with more duration in the intermediate-term (5- to 10-year) section of the curve and less at the long end. We expect intermediate-term yields to fall as we move closer to the end of the Fed’s hiking cycle, while a Fed pause could allow long-
term yields, which have been restrained by the Fed’s efforts to quell demand and inflation, to move higher.
What is portfolio management’s outlook?
The emergence of stress in the banking industry has added to economic uncertainty and created a challenge for the Fed as it tries to balance market stability with its goal of lowering inflation. Although we believe the bank turmoil seen in March is idiosyncratic in nature and due to unique risks at certain banks rather than a systemic issue, it’s full effect on economic growth via potentially reduced credit creation also remains to be seen. It also comes at a time when global liquidity is rapidly falling, monetary policy is tight, and central banks have little scope to ease policy amid high inflation. Indeed, a recession is never desirable but may be necessary to bring inflation under control with a tight labor market continuing to fuel wage-growth pressures.
We are also mindful of the potential liquidity challenges that could arise as the U.S. Treasury Department begins to rebuild the Treasury General
Account through substantial Treasury bill issuance, along with falling bank reserves in general as investors pursue higher-yielding alternatives to bank deposits. Additionally, consumer behavior has been supportive of the economy, but falling excess savings data and rising unemployment have added to recession risks.
While we wait for greater clarity on the economic outlook, we remain nimble in our duration positioning. But we will look to add more duration when it becomes clearer that the Fed tightening cycle is finished. Along the yield curve, we are favoring a steepening bias and expect to add to this position as the cycle turns from late-stage expansion to recession.
In terms of our credit sector positioning, we have looked to take advantage of opportunities in dislocated credits due to recent events, but we are continuing to take a generally defensive approach. Though remaining moderately cautious for now, we anticipate an opportunity to add risk when appropriate, and our strategy’s flexible guidelines and broad tool set should enable us to act quickly.
In the meantime, we believe that our balanced strategic portfolio should enable us to weather market turbulence, as unpleasant as it may be.

T. ROWE PRICE Total Return Fund

As always, we continue to rely on the depth and breadth of T. Rowe Price’s research platform—fundamental, quantitative, and macro—to guide our top-
down and bottom-up investment decisions.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Total Return Fund

Risks of Bond Investing
All investments are subject to market risk, including possible loss of principal.
The fund is subject to the risks of fixed income investing, including interest rate risk and credit risk. Interest rate risk is the decline in bond prices that accompanies a rise in the overall level of interest rates. Credit risk is the chance that any of the fund’s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund’s income level and share price.
Because a significant portion of the fund’s investments may be rated below investment grade, the fund is exposed to greater volatility and credit risk than if it invested mainly in investment-grade bonds. High yield bond and loan issuers are usually not as strong financially as investment-grade bond issuers and, therefore, are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities and loans involving such companies carry a higher risk of default and should be considered speculative.
Investments in foreign bonds are subject to special risks, including potentially adverse overseas political and economic developments, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar. Investments in emerging markets are subject to the risk of abrupt and severe price declines.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2023 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE Total Return Fund

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Total Return Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL RETURN FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
*The Lipper Core Plus Bond Funds Average is from 11/30/16.

T. ROWE PRICE Total Return Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 5/31/23 1 Year 5 Years
Since
Inception
11/15/16
Total Return Fund –
.
-3.69% 0.92% 1.26%
Total Return Fund–
.
Advisor  Class -3.97 0.63 0.96
Total Return Fund–
.
I  Class -3.56 1.05 1.38
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE Total Return Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Total Return Fund 0.53%
Total Return Fund–Advisor Class 0.83
Total Return Fund–I Class 0.38
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Total Return Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TOTAL RETURN FUND
Beginning
Account Value
12/1/22
Ending
Account Value
5/31/23
Expenses Paid
During Period*
12/1/22 to 5/31/23
Investor Class
Actual $1,000.00 $1,022.20 $2.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.64   2.32
Advisor Class
Actual   1,000.00   1,020.70   3.78
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.19   3.78
I Class
Actual   1,000.00   1,022.90   1.66
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.29   1.66
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%,
the
2
Advisor Class was 0.75%, and the
3
I Class was 0.33%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Total Return Fund

QUARTER-END RETURNS
Periods Ended 3/31/23 1 Year 5 Years
Since
Inception
11/15/16
Total Return Fund –
.
-7.30% 1.07% 1.41%
Total Return Fund–
.
Advisor  Class -7.67  0.78  1.10
Total Return Fund–
.
I  Class -7.27  1.18  1.52
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14 $ 9 .88
Investment activities
Net investment income
(1)(2)
0 .35 0 .26 0 .28 0 .33 0 .35
Net realized and unrealized gain/
loss ( 0 .69 ) ( 1 .18 ) 0 .30
(3)
0 .26 0 .29
Total from investment activities ( 0 .34 ) ( 0 .92 ) 0 .58 0 .59 0 .64
Distributions
Net investment income ( 0 .36 ) ( 0 .26 ) ( 0 .28 ) ( 0 .34 ) ( 0 .35 )
Net realized gain — ( 0 .07 ) ( 0 .04 ) ( 0 .16 ) ( 0 .03 )
Tax return of capital ( 0 .01 ) — — — —
Total distributions ( 0 .37 ) ( 0 .33 ) ( 0 .32 ) ( 0 .50 ) ( 0 .38 )
NET ASSET VALUE
End of period $ 8 .53 $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
( 3 .69 ) % ( 8 .99 ) % 5 .69% 5 .96% 6 .65%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .60% 0 .55% 0 .66% 0 .92% 1 .20%
Net expenses after waivers/
payments by Price Associates 0 .46% 0 .49% 0 .53% 0 .54% 0 .53%
Net investment income 4 .06% 2 .55% 2 .69% 3 .28% 3 .54%
Portfolio turnover rate
(5)
323 .0% 324 .9% 458 .4% 613 .0% 347 .5%
Net assets, end of period (in
thousands) $89,573 $93,291 $133,804 $97,873 $45,168
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 5/31/23 and 5/31/22 would have been 95.3% and
73.1%, respectively.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14 $ 9 .88
Investment activities
Net investment income
(1)(2)
0 .33 0 .24 0 .25 0 .31 0 .32
Net realized and unrealized gain/
loss ( 0 .70 ) ( 1 .19 ) 0 .30
(3)
0 .25 0 .29
Total from investment activities ( 0 .37 ) ( 0 .95 ) 0 .55 0 .56 0 .61
Distributions
Net investment income ( 0 .34 ) ( 0 .23 ) ( 0 .25 ) ( 0 .31 ) ( 0 .32 )
Net realized gain — ( 0 .07 ) ( 0 .04 ) ( 0 .16 ) ( 0 .03 )
Tax return of capital —
(4)
— — — —
Total distributions ( 0 .34 ) ( 0 .30 ) ( 0 .29 ) ( 0 .47 ) ( 0 .35 )
NET ASSET VALUE
End of period $ 8 .53 $ 9 .24 $ 10 .49 $ 10 .23 $ 10 .14

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(5)
( 3 .97 ) % ( 9 .25 ) % 5 .38% 5 .65% 6 .33%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .80% 0 .84% 1 .08% 1 .38% 1 .70%
Net expenses after waivers/
payments by Price Associates 0 .75% 0 .76% 0 .82% 0 .83% 0 .82%
Net investment income 3 .76% 2 .42% 2 .42% 3 .00% 3 .24%
Portfolio turnover rate
(6)
323 .0% 324 .9% 458 .4% 613 .0% 347 .5%
Net assets, end of period (in
thousands) $826 $972 $259 $396 $273
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(6)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 5/31/23 and 5/31/22 would have been 95.3% and
73.1%, respectively.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 9 .24 $ 10 .49 $ 10 .24 $ 10 .14 $ 9 .88
Investment activities
Net investment income
(1)(2)
0 .37 0 .28 0 .27 0 .34 0 .36
Net realized and unrealized gain/
loss ( 0 .70 ) ( 1 .18 ) 0 .31
(3)
0 .28 0 .29
Total from investment activities ( 0 .33 ) ( 0 .90 ) 0 .58 0 .62 0 .65
Distributions
Net investment income ( 0 .37 ) ( 0 .28 ) ( 0 .29 ) ( 0 .36 ) ( 0 .36 )
Net realized gain — ( 0 .07 ) ( 0 .04 ) ( 0 .16 ) ( 0 .03 )
Tax return of capital ( 0 .01 ) — — — —
Total distributions ( 0 .38 ) ( 0 .35 ) ( 0 .33 ) ( 0 .52 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 8 .53 $ 9 .24 $ 10 .49 $ 10 .24 $ 10 .14

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(4)
( 3 .56 ) % ( 8 .86 ) % 5 .73% 6 .18% 6 .76%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .38% 0 .39% 0 .48% 0 .81% 1 .12%
Net expenses after waivers/
payments by Price Associates 0 .33% 0 .34% 0 .37% 0 .42% 0 .42%
Net investment income 4 .21% 2 .75% 2 .60% 3 .38% 3 .65%
Portfolio turnover rate
(5)
323 .0% 324 .9% 458 .4% 613 .0% 347 .5%
Net assets, end of period (in
thousands) $594,730 $546,335 $452,452 $8,894 $2,249
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
See Note 4. The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the  periods ending 5/31/23 and 5/31/22 would have been 95.3% and
73.1%, respectively.

T. ROWE PRICE Total Return Fund
May 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.7%
Car Loan 2.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  385 367
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 432
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class C
4.73%, 9/20/24  (1) 150 150
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class C
4.24%, 9/22/25  (1) 235 227
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,554
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28  (1) 1,610 1,520
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,075
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  800 736
Exeter Automobile Receivables Trust
Series 2022-4A, Class B
4.57%, 1/15/27  1,600 1,572
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  165 165
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 136
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  760 756
Ford Credit Auto Owner Trust
Series 2021-A, Class C
0.83%, 8/15/28  1,765 1,625
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 289
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25  (1) 765 757

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank
Series 2021-1A, Class C
3.268%, 12/15/31  (1) 356 344
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32  (1) 1,009 1,001
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32  (1) 800 799
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C
3.71%, 2/17/26  (1) 92 91
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27  (1) 665 609
Santander Drive Auto Receivables Trust
Series 2020-4, Class D
1.48%, 1/15/27  445 428
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27  (1) 615 594
15,227
Collateralized Mortgage Obligations 0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39  (1) 620 544
544
Other Asset-Backed Securities 10.7%
522 Funding
Series 2019-5A, Class CR, CLO, FRN
3M TSFR + 2.20%, 7.186%, 4/15/35  (1) 1,000 943
AGL
Series 2021-13A, Class A1, CLO, FRN
3M USD LIBOR + 1.16%, 6.41%, 10/20/34  (1) 1,560 1,524
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 6.411%, 12/2/34  (1) 1,605 1,568
AGL
Series 2021-14A, Class B1, CLO, FRN
3M USD LIBOR + 1.65%, 6.911%, 12/2/34  (1) 1,505 1,430
AMSR Trust
Series 2022-SFR3, Class A
4.00%, 10/17/39  (1) 985 934
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28  (1) 2,520 2,259

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M USD LIBOR + 1.60%, 6.873%, 10/22/34  (1) 525 501
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49  (1) 257 239
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M USD LIBOR + 1.55%, 6.80%, 1/20/32  (1) 2,320 2,231
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 6.76%, 4/15/29  (1) 2,075 2,032
CIFC Funding
Series 2019-5A, Class BR, CLO, FRN
3M USD LIBOR + 2.15%, 7.41%, 1/15/35  (1) 1,650 1,568
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 6.40%, 7/15/36  (1) 2,190 2,139
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD)  (1) 1,460 980
Dryden 77
Series 2020-77A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 7.029%, 5/20/34  (1) 3,300 3,166
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37  (1) 1,696 1,549
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37  (1) 1,410 1,272
FOCUS Brands Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47  (1) 1,753 1,627
FOCUS Brands Funding
Series 2022-1, Class A2
7.206%, 7/30/52  (1) 1,519 1,539
GreatAmerica Leasing Receivables Funding
Series 2021-2, Class A3
0.67%, 7/15/25  1,685 1,606
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 759 716
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 16 15
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 30 30

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39  (1) 54 53
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39  (1) 2,466 2,334
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39  (1) 1,775 1,647
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29  (1) 1,465 1,468
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.874%, 5/6/30  (1) 415 405
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M USD LIBOR + 1.95%, 7.274%, 5/6/30  (1) 1,830 1,723
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 6.413%, 1/23/35  (1) 1,575 1,533
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49  (1) 970 878
KKR
Series 13, Class B1R, CLO, FRN
3M USD LIBOR + 1.15%, 6.41%, 1/16/28  (1) 780 767
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 6.44%, 10/15/34  (1) 1,630 1,591
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29  (1) 340 339
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 6.262%, 7/27/31  (1) 875 865
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 1,145 1,123
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M USD LIBOR + 1.90%, 7.15%, 4/20/32  (1) 2,500 2,373
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 6.805%, 1/25/32  (1) 2,665 2,579
MVW
Series 2020-1A, Class C
4.21%, 10/20/37  (1) 123 116

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MVW
Series 2023-1A, Class B
5.42%, 10/20/40  (1) 1,312 1,299
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 16 16
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 19 19
MVW Owner Trust
Series 2019-1A, Class C
3.33%, 11/20/36  (1) 44 41
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 6.395%, 10/19/31  (1) 1,105 1,093
Neuberger Berman Loan Advisers
Series 2018-29A, Class B1, CLO, FRN
3M USD LIBOR + 1.70%, 6.965%, 10/19/31  (1) 250 244
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.665%, 1/20/32  (1) 250 241
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 6.32%, 4/16/33  (1) 1,550 1,528
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 6.39%, 7/17/35  (1) 585 573
Neuberger Berman XVII
Series 2014-17A, Class BR2, CLO, FRN
3M USD LIBOR + 1.50%, 6.773%, 4/22/29  (1) 500 488
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 6.90%, 7/20/29  (1) 1,095 1,063
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M USD LIBOR + 0.96%, 6.22%, 7/15/30  (1) 970 959
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 877 866
Octane Receivables Trust
Series 2022-2A, Class D
7.70%, 2/20/30  (1) 1,265 1,272
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 229 228
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 6.401%, 11/15/31  (1) 2,000 1,970

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Peace Park
Series 2021-1A, Class B1, CLO, FRN
3M USD LIBOR + 1.60%, 6.85%, 10/20/34  (1) 1,290 1,241
Progress Residential Trust
Series 2022-SFR4, Class A
4.438%, 5/17/41  (1) 1,223 1,166
Progress Residential Trust
Series 2022-SFR7, Class B
5.50%, 10/27/39  (1) 1,595 1,585
Progress Residential Trust
Series 2023-SFR1, Class B
4.65%, 3/17/40  (1) 1,640 1,554
Regatta XIX Funding
Series 2022-1A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.898%, 4/20/35  (1) 1,305 1,264
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37  (1) 32 30
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M USD LIBOR + 2.35%, 7.61%, 1/16/32  (1) 2,090 2,027
TCI-Flatiron
Series 2018-1A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.699%, 1/29/32  (1) 980 944
Tricon Residential Trust
Series 2022-SFR1, Class A
3.856%, 4/17/39  (1) 643 605
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 6.31%, 10/20/29  (1) 153 151
Wellfleet
Series 2021-3A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 7.06%, 1/15/35  (1) 1,310 1,256
73,385
Student Loan 0.7%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69  (1) 975 776
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 600 493
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69  (1) 400 333
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69  (1) 1,340 1,118

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35  (1) 125 119
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 387 346
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58  (1) 1,500 1,495
4,680
Total Asset-Backed Securities
(Cost $96,808) 93,836
BANK LOANS 6.7% (2)
FINANCIAL INSTITUTIONS 1.1%
Brokerage Asset Managers Exchanges 0.1%
Citadel Securities, FRN
1M TSFR + 3.00%, 8.268%, 2/2/28  399 396
396
Consumer Cyclical 0.2%
Delta 2 Lux Sarl, FRN
1M TSFR + 3.00%, 8.153%, 1/15/30  1,150 1,149
1,149
Insurance 0.8%
Acrisure, FRN
1M TSFR + 5.75%, 10.823%, 2/15/27  374 367
Asurion, FRN
1M USD LIBOR + 3.25%, 8.404%, 12/23/26  351 324
Asurion, FRN
1M USD LIBOR + 5.25%, 10.404%, 1/31/28  813 667
Asurion, FRN
1M USD LIBOR + 5.25%, 10.404%, 1/20/29  1,740 1,418
HUB International, FRN
1M TSFR + 4.00%, 9.072%, 11/10/29  105 103
HUB International, FRN
1M USD LIBOR + 3.25%, 8.398%, 4/25/25  2,079 2,064
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.25%, 9.293%, 3/27/28 (CAD)  (3) 335 242
Jones Deslauriers Insurance Management, FRN
3M CAD CDOR + 4.25%, 9.293%, 3/27/28 (CAD)  (3) 181 131
Ryan Specialty, FRN
1M TSFR + 3.00%, 8.253%, 9/1/27  357 356
5,672
Total Financial Institutions 7,217

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 5.5%
Basic Industry 0.1%
Aruba Investments Holdings, FRN
1M USD LIBOR + 7.75%, 12.904%, 11/24/28  520 457
457
Capital Goods 0.9%
Brookfield WEC Holdings, FRN
1M TSFR + 3.75%, 8.903%, 8/1/25  323 322
Brookfield WEC Holdings, FRN
1M USD LIBOR + 2.75%, 7.904%, 8/1/25  194 192
Charter Next Generation, FRN
1M TSFR + 3.75%, 9.018%, 12/1/27  1,113 1,081
Dynasty Acquisition, FRN
1M USD LIBOR + 3.50%, 8.753%, 4/6/26  (4) 670 653
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 11.159%, 5/21/29  665 603
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.50%, 11.659%, 5/21/29  700 634
Filtration Group, FRN
1M TSFR + 4.25%, 9.462%, 5/19/28  1,581 1,565
Filtration Group, FRN
1M USD LIBOR + 3.50%, 8.768%, 10/21/28  325 319
Madison IAQ, FRN
3M USD LIBOR + 3.25%, 8.302%, 6/21/28  242 232
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.50%, 8.602%, 7/30/27  531 511
6,112
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
3M TSFR + 3.50%, 8.807%, 8/21/26  491 461
Intelsat Jackson Holdings, FRN
6M TSFR + 4.25%, 9.443%, 2/1/29  276 271
732
Consumer Cyclical 1.1%
Caesars Entertainment, FRN
1M TSFR + 3.25%, 8.503%, 2/6/30  285 282
CNT Holdings I, FRN
1M TSFR + 3.50%, 8.459%, 11/8/27  109 106
CNT Holdings I, FRN
1M USD LIBOR + 6.75%, 11.709%, 11/6/28  245 228
Dave & Buster's, FRN
1M TSFR + 5.00%, 10.313%, 6/29/29  307 307
EG Finco, FRN
3M EURIBOR + 7.00%, 9.752%, 4/30/27 (EUR)  560 544
IRB Holding, FRN
1M TSFR + 3.00%, 8.253%, 12/15/27  630 611

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Life Time, FRN
1M TSFR + 4.50%, 9.80%, 1/15/26  155 154
MIC Glen, FRN
1M USD LIBOR + 6.75%, 11.986%, 7/20/29  (3) 400 362
PetSmart, FRN
1M TSFR + 3.75%, 9.003%, 2/11/28  236 233
Scientific Games Holdings, FRN
3M TSFR + 3.50%, 8.421%, 4/4/29  244 235
SeaWorld Parks & Entertainment, FRN
1M USD LIBOR + 3.00%, 8.188%, 8/25/28  307 303
Tacala Investment, FRN
1M USD LIBOR + 3.50%, 8.654%, 2/5/27  343 335
Tacala Investment, FRN
1M USD LIBOR + 7.50%, 12.654%, 2/4/28  470 441
UFC Holdings, FRN
3M USD LIBOR + 2.75%, 8.05%, 4/29/26  1,599 1,577
Wand NewCo 3, FRN
1M USD LIBOR + 2.75%, 7.904%, 2/5/26  832 813
Woof Holdings, FRN
3M USD LIBOR + 7.25%, 12.421%, 12/21/28  (3) 1,400 1,106
7,637
Consumer Non-Cyclical 0.7%
Bausch + Lomb, FRN
1M TSFR + 3.25%, 8.457%, 5/10/27  309 298
Gainwell Acquisition, FRN
3M USD LIBOR + 4.00%, 8.998%, 10/1/27  580 549
Maravai Intermediate Holdings, FRN
3M TSFR + 3.00%, 8.028%, 10/19/27  201 199
Naked Juice, FRN
3M TSFR + 6.00%, 10.998%, 1/24/30  250 187
Organon, FRN
3M USD LIBOR + 3.00%, 8.00%, 6/2/28  231 230
PetVet Care Centers, FRN
1M TSFR + 5.00%, 10.153%, 2/14/25  629 602
PetVet Care Centers, FRN
3M USD LIBOR + 6.25%, 11.404%, 2/13/26  1,040 924
Phoenix Newco, FRN
1M USD LIBOR + 3.25%, 8.404%, 11/15/28  335 324
Phoenix Newco, FRN
3M USD LIBOR + 6.50%, 11.654%, 11/15/29  (3) 505 465
Sunshine Luxembourg VII, FRN
3M USD LIBOR + 3.75%, 8.909%, 10/1/26  560 545
Surgery Center Holdings, FRN
1M USD LIBOR + 3.75%, 8.858%, 8/31/26  270 268
4,591

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Energy 0.1%
Brazos Delaware II, FRN
1M TSFR + 3.75%, 8.805%, 2/11/30  290 283
CQP Holdco, FRN
1M USD LIBOR + 3.50%, 8.659%, 6/5/28  285 283
Prairie ECI Acquiror, FRN
1M USD LIBOR + 4.75%, 9.904%, 3/11/26  292 286
852
Industrial Other 0.1%
Pike, FRN
1M TSFR + 3.50%, 8.653%, 1/21/28  284 282
Pike, FRN
1M USD LIBOR + 3.00%, 8.268%, 1/21/28  397 392
674
Technology 2.2%
Applied Systems, FRN
1M TSFR + 4.50%, 9.398%, 9/18/26  1,417 1,414
Applied Systems, FRN
1M TSFR + 6.75%, 11.648%, 9/17/27  1,123 1,119
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 8.753%, 12/11/28  396 355
Ascend Learning, FRN
1M USD LIBOR + 5.75%, 11.003%, 12/10/29  1,050 896
AthenaHealth Group, FRN
1M TSFR + 3.50%, 8.04%, 2/15/29  (5) 918 863
Boxer Parent, FRN
1M USD LIBOR + 3.75%, 8.904%, 10/2/25  279 274
Boxer Parent, FRN
1M USD LIBOR + 5.50%, 10.654%, 2/27/26  345 332
Central Parent, FRN
3M TSFR + 4.25%, 9.148%, 7/6/29  409 402
Cloud Software Group, FRN
3M TSFR + 4.50%, 3/30/29  (4) 209 194
CoreLogic, FRN
1M USD LIBOR + 6.50%, 11.688%, 6/4/29  985 758
Epicor Software, FRN
1M TSFR + 7.75%, 13.003%, 7/31/28  590 585
Epicor Software, FRN
1M USD LIBOR + 3.25%, 8.518%, 7/30/27  (4) 1,041 1,012
Gen Digital, FRN
1M TSFR + 1.75%, 7.003%, 9/10/27  276 270
McAfee, FRN
1M TSFR + 3.75%, 9.01%, 3/1/29  300 280
Neptune Bidco U.S., FRN
1M TSFR + 5.00%, 9.995%, 4/11/29  350 313
Peraton, FRN
1M TSFR + 3.75%, 9.003%, 2/1/28  312 296

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Peraton, FRN
1M USD LIBOR + 7.75%, 12.979%, 2/1/29  720 682
RealPage, FRN
1M USD LIBOR + 3.00%, 8.154%, 4/24/28  322 309
RealPage, FRN
1M USD LIBOR + 6.50%, 11.654%, 4/23/29  780 729
Sophia, FRN
1M TSFR + 4.25%, 9.403%, 10/7/27  188 185
Sophia, FRN
3M USD LIBOR + 3.50%, 8.659%, 10/7/27  256 250
UKG, FRN
1M USD LIBOR + 5.25%, 10.271%, 5/3/27  2,180 2,047
UKG, FRN
3M USD LIBOR + 3.25%, 8.271%, 5/4/26  1,577 1,513
Verscend Holding, FRN
1M USD LIBOR + 4.00%, 9.154%, 8/27/25  306 305
15,383
Transportation 0.2%
AAdvantage Loyalty IP, FRN
3M USD LIBOR + 4.75%, 10.00%, 4/20/28  660 662
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 10.213%, 6/21/27  789 816
1,478
Total Industrial 37,916
UTILITY 0.1%
Electric 0.1%
PG&E, FRN
1M USD LIBOR + 3.00%, 8.188%, 6/23/25  701 694
Total Utility 694
Total Bank Loans
(Cost $48,087) 45,827
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Communications 0.0%
Clear Channel Outdoor Holdings  (6) 1 1
Total Industrial 1
Total Common Stocks
(Cost $3) 1

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CONVERTIBLE BONDS 0.0%
INDUSTRIAL 0.0%
Consumer Cyclical 0.0%
Rivian Automotive, 4.625%, 3/15/29  (1) 145 146
Total Industrial 146
Total Convertible Bonds
(Cost $145) 146
CONVERTIBLE PREFERRED STOCKS 0.3%
FINANCIAL INSTITUTIONS 0.1%
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20, Cost $1,133  (3)(6)
(7) 1 1,031
Total Financial Institutions 1,031
INDUSTRIAL 0.1%
Consumer Non-Cyclical 0.1%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  10 503
Total Industrial 503
UTILITY 0.1%
Electric 0.1%
NextEra Energy, 6.926%, 9/1/25  9 429
Total Utility 429
Total Convertible Preferred Stocks
(Cost $2,118) 1,963
CORPORATE BONDS 18.9%
FINANCIAL INSTITUTIONS 5.5%
Banking 3.1%
Banco de Bogota, 6.25%, 5/12/26  475 461
Banco de Credito del Peru, VR, 3.25%, 9/30/31  (1)(8) 375 329
Banco Santander, VR, 4.175%, 3/24/28  (8) 200 188
Bancolombia, VR, 4.625%, 12/18/29  (8) 400 334
Bangkok Bank, VR, 3.733%, 9/25/34  (8) 400 340
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31  (1)(8) 600 528
Bank of America, VR, 2.972%, 2/4/33  (8) 1,210 1,007
Bank of America, VR, 4.948%, 7/22/28  (8) 1,270 1,257
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(8) 535 532
Barclays, VR, 6.224%, 5/9/34  (8) 505 510
Barclays, VR, 7.385%, 11/2/28  (8) 615 647
BBVA Bancomer, VR, 5.125%, 1/18/33  (8) 500 441

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Capital One Financial, 3.65%, 5/11/27  670 628
Capital One Financial, VR, 2.359%, 7/29/32  (8) 355 253
Capital One Financial, VR, 5.468%, 2/1/29  (8) 395 383
Citigroup, VR, 6.174%, 5/25/34  (8) 635 644
Credit Suisse, 1.25%, 8/7/26  415 355
Credit Suisse Group, 3.75%, 3/26/25  1,458 1,372
Fifth Third Bancorp, 2.375%, 1/28/25  235 219
Fifth Third Bancorp, 2.55%, 5/5/27  80 70
Fifth Third Bancorp, 3.95%, 3/14/28  842 769
Goldman Sachs Group, VR, 3.102%, 2/24/33  (8) 375 317
Goldman Sachs Group, VR, 3.615%, 3/15/28  (8) 1,645 1,551
Goldman Sachs Group, VR, 4.482%, 8/23/28  (8) 405 393
HSBC Holdings, VR, 6.254%, 3/9/34  (8) 1,115 1,146
Huntington National Bank, VR, 5.699%, 11/18/25  (8) 760 724
Intesa Sanpaolo, VR, 4.198%, 6/1/32  (1)(8) 200 151
JPMorgan Chase, VR, 1.764%, 11/19/31  (8) 815 641
JPMorgan Chase, VR, 2.522%, 4/22/31  (8) 45 38
JPMorgan Chase, VR, 2.956%, 5/13/31  (8) 370 317
KBC Group, VR, 5.796%, 1/19/29  (1)(8) 660 665
Morgan Stanley, VR, 3.622%, 4/1/31  (8) 1,740 1,573
NatWest Group, VR, 7.472%, 11/10/26  (8) 355 369
Santander Holdings USA, VR, 2.49%, 1/6/28  (8) 220 193
Standard Chartered, VR, 2.608%, 1/12/28  (1)(8) 550 490
U.S. Bancorp, VR, 4.839%, 2/1/34  (8)(9) 385 362
UBS Group, VR, 2.746%, 2/11/33  (1)(8) 311 245
Wells Fargo, VR, 2.393%, 6/2/28  (8) 575 514
Wells Fargo, VR, 2.879%, 10/30/30  (8) 250 216
21,172
Brokerage Asset Managers Exchanges 0.3%
AG TTMT Escrow Issuer, 8.625%, 9/30/27  (1) 275 277
Aretec Escrow Issuer, 7.50%, 4/1/29  (1) 285 242
Intercontinental Exchange, 4.35%, 6/15/29  700 689
LSEGA Financing, 2.00%, 4/6/28  (1) 585 504
LSEGA Financing, 2.50%, 4/6/31  (1) 425 359
2,071
Finance Companies 0.2%
AerCap Ireland Capital, 4.45%, 4/3/26  415 398
AerCap Ireland Capital, 4.50%, 9/15/23  180 179
AerCap Ireland Capital, 6.50%, 7/15/25  270 272
Navient, 5.00%, 3/15/27  385 334
Navient, 9.375%, 7/25/30  150 144
1,327
Financial Other 0.2%
Howard Hughes, 4.125%, 2/1/29  (1) 270 219
Howard Hughes, 5.375%, 8/1/28  (1) 665 590
Kaisa Group Holdings, 11.25%, 4/9/24  (6)(10) 850 57

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MAF Global Securities, VR, 6.375%  (8)(11) 300 293
1,159
Insurance 1.2%
Acrisure, 7.00%, 11/15/25  (1) 140 133
Acrisure, 10.125%, 8/1/26  (1) 685 689
Alliant Holdings Intermediate, 6.75%, 10/15/27  (1) 505 470
AmWINS Group, 4.875%, 6/30/29  (1) 499 445
Centene, 2.50%, 3/1/31  640 511
Centene, 3.00%, 10/15/30  325 271
Centene, 3.375%, 2/15/30  590 507
Centene, 4.625%, 12/15/29  342 316
Enact Holdings, 6.50%, 8/15/25  (1) 230 225
Equitable Holdings, 4.35%, 4/20/28  630 595
HUB International, 5.625%, 12/1/29  (1) 510 455
HUB International, 7.00%, 5/1/26  (1) 647 637
Jones Deslauriers Insurance Management, 8.50%, 3/15/30  (1) 595 594
Jones Deslauriers Insurance Management, 10.50%, 12/15/30  (1) 880 878
Molina Healthcare, 4.375%, 6/15/28  (1) 395 362
UnitedHealth Group, 5.05%, 4/15/53  1,330 1,306
8,394
Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, 4.90%, 12/15/30  965 934
Brixmor Operating Partnership, 3.90%, 3/15/27  630 584
Brixmor Operating Partnership, 4.05%, 7/1/30  505 455
Brixmor Operating Partnership, 4.125%, 5/15/29  1,269 1,140
HAT Holdings I, 6.00%, 4/15/25  (1) 490 473
Healthcare Realty Holdings, 2.40%, 3/15/30  120 95
3,681
Total Financial Institutions 37,804
INDUSTRIAL 12.5%
Basic Industry 0.6%
Aris Mining, 6.875%, 8/9/26  (1) 600 439
Avient, 7.125%, 8/1/30  (1) 195 197
Carpenter Technology, 7.625%, 3/15/30  410 412
Celanese U.S. Holdings, 6.05%, 3/15/25  585 587
Celanese U.S. Holdings, 6.165%, 7/15/27  625 629
Diamond BC, 4.625%, 10/1/29  (1)(9) 25 25
GPD, 10.125%, 4/1/26  (1) 212 195
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00% PIK)  (1)
(12) 460 313
Methanex, 5.125%, 10/15/27  247 229
Methanex, 5.25%, 12/15/29  15 14
South32 Treasury, 4.35%, 4/14/32  (1) 425 375
TMS International, 6.25%, 4/15/29  (1) 600 474
3,889

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Goods 0.7%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (1) 440 431
Ball, 6.875%, 3/15/28  (9) 435 444
Emerald Debt Merger Sub, 6.625%, 12/15/30  (1) 565 560
GFL Environmental, 5.125%, 12/15/26  (1) 16 15
Madison IAQ, 5.875%, 6/30/29  (1) 685 521
New Enterprise Stone & Lime, 5.25%, 7/15/28  (1) 440 389
Regal Rexnord, 6.05%, 2/15/26  (1) 355 356
Ritchie Bros Holdings, 6.75%, 3/15/28  (1) 180 182
Ritchie Bros Holdings, 7.75%, 3/15/31  (1) 170 177
Sealed Air, 5.00%, 4/15/29  (1) 215 200
Sealed Air, 6.125%, 2/1/28  (1) 90 89
Sealed Air, 6.875%, 7/15/33  (1) 225 230
TK Elevator Holdco GmbH, 7.625%, 7/15/28  (1)(9) 960 841
TK Elevator U.S. Newco, 5.25%, 7/15/27  (1) 210 193
TransDigm, 6.75%, 8/15/28  (1) 285 285
4,913
Communications 2.0%
Altice France Holding, 10.50%, 5/15/27  (1) 1,090 649
AT&T, 3.50%, 9/15/53  880 611
Axian Telecom, 7.375%, 2/16/27  (1) 525 477
CCO Holdings, 4.25%, 2/1/31  (1) 115 91
CCO Holdings, 5.375%, 6/1/29  (1) 180 162
CCO Holdings, 6.375%, 9/1/29  (1) 655 609
CCO Holdings, 7.375%, 3/1/31  (1) 170 162
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (1)(9) 210 149
Clear Channel Outdoor Holdings, 7.75%, 4/15/28  (1)(9) 540 401
CSC Holdings, 7.50%, 4/1/28  (1) 350 188
DISH DBS, 5.25%, 12/1/26  (1) 140 111
DISH DBS, 5.75%, 12/1/28  (1) 195 141
DISH DBS, 7.75%, 7/1/26  210 119
DISH Network, 11.75%, 11/15/27  (1) 565 541
Globo Comunicacao e Participacoes, 4.875%, 1/22/30  375 305
iHeartCommunications, 8.375%, 5/1/27  (9) 489 275
Netflix, 6.375%, 5/15/29  385 407
Rogers Communications, 3.20%, 3/15/27  (1) 230 214
SBA Tower Trust, 2.328%, 1/15/28  (1) 95 83
SBA Tower Trust, 2.836%, 1/15/25  (1) 450 427
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%, 10/15/49  (1) 425 412
Sirius XM Radio, 4.00%, 7/15/28  (1) 430 359
Sprint Capital, 6.875%, 11/15/28  160 171
Stagwell Global, 5.625%, 8/15/29  (1) 740 633
T-Mobile USA, 3.875%, 4/15/30  1,800 1,664
T-Mobile USA, 5.20%, 1/15/33  1,010 1,005
T-Mobile USA, 5.75%, 1/15/54  695 706

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Tower Bersama Infrastructure, 2.75%, 1/20/26  (9) 410 379
Townsquare Media, 6.875%, 2/1/26  (1) 700 647
Univision Communications, 7.375%, 6/30/30  (1) 220 205
Verizon Communications, 2.355%, 3/15/32  310 250
Verizon Communications, 2.65%, 11/20/40  205 140
Verizon Communications, 2.987%, 10/30/56  11 7
Warnermedia Holdings, 3.755%, 3/15/27  1,355 1,268
13,968
Consumer Cyclical 3.8%
Adient Global Holdings, 8.25%, 4/15/31  (1) 525 524
At Home Group, 4.875%, 7/15/28  (1) 175 100
Bath & Body Works, 6.625%, 10/1/30  (1) 305 291
Bath & Body Works, 6.75%, 7/1/36  240 214
Bath & Body Works, 6.95%, 3/1/33  245 219
Bath & Body Works, 9.375%, 7/1/25  (1) 193 205
Caesars Entertainment, 7.00%, 2/15/30  (1) 445 444
Caesars Entertainment, 8.125%, 7/1/27  (1) 650 662
Carnival, 7.625%, 3/1/26  (1) 435 412
Carnival, 9.875%, 8/1/27  (1) 255 263
Carnival, 10.50%, 6/1/30  (1) 540 540
CCM Merger, 6.375%, 5/1/26  (1) 215 207
Cedar Fair, 6.50%, 10/1/28  560 549
Churchill Downs, 6.75%, 5/1/31  (1) 320 316
Cinemark USA, 5.875%, 3/15/26  (1)(9) 550 522
Clarios Global, 6.75%, 5/15/28  (1) 440 440
Clarios Global, 8.50%, 5/15/27  (1)(9) 655 657
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (1) 275 245
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (1) 346 368
Dave & Buster's, 7.625%, 11/1/25  (1) 443 449
eG Global Finance, 8.50%, 10/30/25  (1)(9) 600 577
Ford Motor, 6.10%, 8/19/32  435 406
Ford Motor, 6.625%, 10/1/28  175 178
Ford Motor, 9.625%, 4/22/30  450 513
Ford Motor Credit, 4.95%, 5/28/27  205 191
Ford Motor Credit, 6.95%, 3/6/26  200 200
Ford Motor Credit, 7.35%, 11/4/27  300 303
Ford Motor Credit, 7.35%, 3/6/30  200 201
Goodyear Tire & Rubber, 5.00%, 7/15/29  370 332
Goodyear Tire & Rubber, 5.25%, 7/15/31  (9) 240 208
Hilton Domestic Operating, 4.00%, 5/1/31  (1) 195 168
Home Depot, 2.375%, 3/15/51  805 486
Hyundai Capital America, 5.50%, 3/30/26  (1) 435 435
Hyundai Capital America, 5.60%, 3/30/28  (1) 1,140 1,143
Life Time, 5.75%, 1/15/26  (1) 348 338
Life Time, 8.00%, 4/15/26  (1) 355 349
Live Nation Entertainment, 4.75%, 10/15/27  (1) 355 328

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Lowe's, 5.75%, 7/1/53  240 238
Marriott International, 5.00%, 10/15/27  510 511
Match Group Holdings II, 4.125%, 8/1/30  (1) 205 173
Match Group Holdings II, 4.625%, 6/1/28  (1) 270 246
Match Group Holdings II, 5.00%, 12/15/27  (1) 360 339
Melco Resorts Finance, 5.75%, 7/21/28  750 634
Metalsa, 3.75%, 5/4/31  650 496
MGM China Holdings, 5.375%, 5/15/24  (1) 215 211
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 177
Nissan Motor Acceptance, 1.85%, 9/16/26  (1) 250 211
PetSmart, 7.75%, 2/15/29  (1) 250 242
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%, 10/15/26  (1) 1,405 1,377
Ross Stores, 1.875%, 4/15/31  735 584
Royal Caribbean Cruises, 5.50%, 8/31/26  (1) 360 338
Royal Caribbean Cruises, 11.625%, 8/15/27  (1) 615 667
Scientific Games International, 7.25%, 11/15/29  (1) 313 311
SeaWorld Parks & Entertainment, 5.25%, 8/15/29  (1) 505 452
St. Joseph's University Medical Center, 4.584%, 7/1/27  2,000 1,883
Staples, 7.50%, 4/15/26  (1) 185 152
Staples, 10.75%, 4/15/27  (1) 230 140
Vivo Energy Investments, 5.125%, 9/24/27  550 499
Wolverine World Wide, 4.00%, 8/15/29  (1) 235 187
Wynn Macau, 5.50%, 1/15/26  (1) 370 339
Yum! Brands, 5.375%, 4/1/32  850 805
ZF North America Capital, 6.875%, 4/14/28  (1) 150 150
ZF North America Capital, 7.125%, 4/14/30  (1) 385 387
25,732
Consumer Non-Cyclical 1.9%
AbbVie, 4.05%, 11/21/39  425 365
AbbVie, 4.875%, 11/14/48  935 865
Amgen, 4.875%, 3/1/53  680 618
Amgen, 5.25%, 3/2/30  340 343
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  620 649
Avantor Funding, 4.625%, 7/15/28  (1) 260 240
BAT International Finance, 4.448%, 3/16/28  (9) 650 613
Becton Dickinson & Company, 3.794%, 5/20/50  113 88
Charles River Laboratories International, 4.00%, 3/15/31  (1)(9) 255 219
CHS, 6.875%, 4/15/29  (1) 385 216
CHS, 8.00%, 12/15/27  (1) 295 272
CVS Health, 5.625%, 2/21/53  685 668
Darling Ingredients, 6.00%, 6/15/30  (1) 180 177
HCA, 3.125%, 3/15/27  (1) 280 259
HCA, 3.50%, 9/1/30  740 652
HCA, 5.375%, 9/1/26  925 920
HCA, 5.875%, 2/15/26  180 180
Heartland Dental, 8.50%, 5/1/26  (1) 195 172

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
IQVIA, 6.50%, 5/15/30  (1) 200 203
Legacy LifePoint Health, 6.75%, 4/15/25  (1)(9) 170 151
Organon, 5.125%, 4/30/31  (1) 385 327
Pfizer Investment Enterprises, 5.30%, 5/19/53  900 924
Select Medical, 6.25%, 8/15/26  (1)(9) 275 267
Surgery Center Holdings, 10.00%, 4/15/27  (1) 317 324
Syneos Health, 3.625%, 1/15/29  (1)(9) 415 400
Tenet Healthcare, 6.125%, 10/1/28  (9) 300 284
Tenet Healthcare, 6.125%, 6/15/30  (1) 250 241
Tenet Healthcare, 6.875%, 11/15/31  445 429
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  360 352
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  200 205
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  (9) 200 208
Utah Acquisition Sub, 3.95%, 6/15/26  995 946
12,777
Energy 2.1%
Aethon United BR, 8.25%, 2/15/26  (1) 370 358
Chesapeake Energy, 5.50%, 2/1/26  (1) 185 180
Chesapeake Energy, 5.875%, 2/1/29  (1) 205 193
Continental Resources, 4.90%, 6/1/44  335 250
Crescent Energy Finance, 9.25%, 2/15/28  (1) 480 463
Crestwood Midstream Partners, 7.375%, 2/1/31  (1)(9) 315 309
DCP Midstream Operating, 8.125%, 8/16/30  352 392
Energean Israel Finance, 4.875%, 3/30/26  (1) 700 645
Ferrellgas, 5.375%, 4/1/26  (1) 350 317
Hess, 5.60%, 2/15/41  5 5
Hess, 7.125%, 3/15/33  175 191
Hess, 7.30%, 8/15/31  175 191
Hilcorp Energy I, 5.75%, 2/1/29  (1) 141 127
Hilcorp Energy I, 6.00%, 4/15/30  (1) 550 496
Hilcorp Energy I, 6.00%, 2/1/31  (1) 165 147
Kinetik Holdings, 5.875%, 6/15/30  (1) 605 573
Magnolia Oil & Gas Operating, 6.00%, 8/1/26  (1) 700 675
NGL Energy Operating, 7.50%, 2/1/26  (1) 369 352
NuStar Logistics, 5.75%, 10/1/25  225 220
NuStar Logistics, 6.00%, 6/1/26  315 305
Occidental Petroleum, 6.20%, 3/15/40  195 190
Occidental Petroleum, 6.45%, 9/15/36  195 198
Occidental Petroleum, 7.50%, 5/1/31  249 270
Occidental Petroleum, 7.95%, 6/15/39  150 168
Occidental Petroleum, 8.50%, 7/15/27  240 263
Occidental Petroleum, 8.875%, 7/15/30  715 820
Ovintiv, 5.65%, 5/15/28  540 536
Tallgrass Energy Partners, 6.00%, 3/1/27  (1) 350 328
Tallgrass Energy Partners, 7.50%, 10/1/25  (1) 210 210
Targa Resources Partners, 4.00%, 1/15/32  295 252

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Targa Resources Partners, 4.875%, 2/1/31  (1) 285 262
Targa Resources Partners, 5.50%, 3/1/30  165 158
Targa Resources Partners, 6.875%, 1/15/29  505 511
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  40 33
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1)(9) 225 196
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1) 280 229
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 290 249
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (1) 310 308
Venture Global LNG, 8.125%, 6/1/28  (1) 815 818
Venture Global LNG, 8.375%, 6/1/31  (1) 1,365 1,370
Vermilion Energy, 6.875%, 5/1/30  (1) 485 440
14,198
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  415 306
Pike, 5.50%, 9/1/28  (1) 415 370
676
Technology 0.9%
AthenaHealth Group, 6.50%, 2/15/30  (1) 560 459
Boxer Parent, 9.125%, 3/1/26  (1) 345 336
Capstone Borrower, 8.00%, 6/15/30  (1) 245 241
CDW, 2.67%, 12/1/26  340 306
Central Parent, 7.25%, 6/15/29  (1) 425 415
Cloud Software Group, 9.00%, 9/30/29  (1) 160 136
Entegris Escrow, 5.95%, 6/15/30  (1) 560 540
Gen Digital, 6.75%, 9/30/27  (1) 225 225
Gen Digital, 7.125%, 9/30/30  (1) 167 167
Micron Technology, 5.875%, 9/15/33  545 537
MSCI, 3.875%, 2/15/31  (1) 200 172
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 205 188
Oracle, 6.90%, 11/9/52  535 583
Presidio Holdings, 8.25%, 2/1/28  (1) 410 377
Sabre GLBL, 9.25%, 4/15/25  (1) 100 95
Sabre GLBL, 11.25%, 12/15/27  (1)(9) 185 142
Sensata Technologies, 4.00%, 4/15/29  (1) 405 360
Sensata Technologies, 5.875%, 9/1/30  (1) 655 634
Verscend Escrow, 9.75%, 8/15/26  (1) 295 295
Workday, 3.80%, 4/1/32  (9) 355 320
6,528
Transportation 0.4%
Adani International Container Terminal, 3.00%, 2/16/31  595 474
American Airlines, 5.50%, 4/20/26  (1) 355 348
American Airlines, 5.75%, 4/20/29  (1) 465 444
American Airlines, 11.75%, 7/15/25  (1) 526 576
International Container Terminal Services, 4.75%, 6/17/30  (9) 400 387
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 98 98
United Airlines, 4.625%, 4/15/29  (1) 255 230

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Watco, 6.50%, 6/15/27  (1) 530 508
3,065
Total Industrial 85,746
UTILITY 0.9%
Electric 0.8%
AES Andes, VR, 7.125%, 3/26/79  (8) 525 496
Edison International, 6.95%, 11/15/29  480 509
Enel Finance America, 7.10%, 10/14/27  (1) 200 213
Enel Finance International, 6.80%, 10/14/25  (1) 200 205
Pacific Gas & Electric, 6.70%, 4/1/53  470 456
PG&E, 5.00%, 7/1/28  375 346
Talen Energy Supply, 8.625%, 6/1/30  (1) 360 367
Terraform Global Operating, 6.125%, 3/1/26  (1) 273 265
Vistra, VR, 7.00%  (1)(8)(11) 545 478
Vistra, VR, 8.00%  (1)(8)(11) 1,720 1,604
Vistra Operations, 5.125%, 5/13/25  (1) 650 633
5,572
Natural Gas 0.1%
NiSource, 5.25%, 3/30/28  140 141
141
Total Utility 5,713
Total Corporate Bonds
(Cost $137,987) 129,263
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.5%
Owned No Guarantee 0.4%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  525 483
CITGO Petroleum, 7.00%, 6/15/25  (1) 215 211
Electricite de France, 5.70%, 5/23/28  (1) 200 201
Israel Electric, 7.875%, 12/15/26  650 689
MDGH GMTN RSC, 4.375%, 11/22/33  (1) 520 507
Oryx Funding, 5.80%, 2/3/31  (1) 400 388
2,479
Sovereign 0.6%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  2,600 2,275
Republic of Serbia, 2.125%, 12/1/30  2,800 2,110
4,385
Treasuries 2.5%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27 (BRL)  59,610 11,438

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
State of Israel, Series 0347, 3.75%, 3/31/47 (ILS)  23,415 5,935
17,373
Total Foreign Government Obligations & Municipalities
(Cost $24,868) 24,237
MUNICIPAL SECURITIES 0.7%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  1,970 1,746
Denver City & County School Dist. No. 1, Series B, Certificate of
Participation, 4.242%, 12/15/37  65 61
1,807
Florida 0.1%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  1,010 980
980
Maryland 0.1%
Maryland Economic Dev. Seagirt Marine Terminal, 4.25%, 6/1/31  350 313
313
Puerto Rico 0.2%
Puerto Rico Commonwealth, GO, 11/1/43  (13) 2,279 1,111
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/24  24 23
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero Coupon,
7/1/33  92 54
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 66
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 57
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 82
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 82
1,666

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia 0.0%
Virginia Commonwealth Transportation Board, Build America, Series B,
Build America, 5.35%, 5/15/35  5 5
5
Total Municipal Securities
(Cost $5,281) 4,771
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 8.3%
Collateralized Mortgage Obligations 5.4%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM
2.97%, 5/25/65  (1) 250 215
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM
2.805%, 5/25/65  (1) 515 397
Angel Oak Mortgage Trust
Series 2021-4, Class M1, CMO, ARM
2.29%, 1/20/65  (1) 960 572
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.123%, 1/26/32  (1) 1,610 1,592
CAFL Issuer
Series 2021-RTL1, Class A2, CMO, STEP
3.104%, 3/28/29  (1) 2,505 2,184
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 543 458
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65  (1) 160 143
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66  (1) 2,220 1,264
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 6.138%, 2/25/30  166 165
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%, 10/25/30  284 283
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
1M USD LIBOR + 2.55%, 7.688%, 12/25/30  356 363
Connecticut Avenue Securities Trust
Series 2020-R01, Class 1M2, CMO, ARM
1M USD LIBOR + 2.05%, 7.188%, 1/25/40  (1) 160 161

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.973%, 3/25/42  (1) 467 469
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.723%, 5/25/42  (1) 752 769
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.523%, 7/25/42  (1) 329 333
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 7.381%, 12/25/42  (1) 686 691
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.273%, 1/25/43  (1) 556 560
EFMT
Series 2023-1, Class A2, CMO, STEP
6.24%, 2/25/68  (1) 506 502
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 1,379 1,330
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM
4.013%, 10/25/47  (1) 239 216
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM
3.50%, 10/25/49  (1) 65 59
Flagstar Mortgage Trust
Series 2021-11IN, Class A18, CMO, ARM
2.50%, 11/25/51  (1) 2,791 2,170
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.645%, 12/25/46  (1) 175 167
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 118 106
Galton Funding Mortgage Trust
Series 2017-1, Class B2, CMO, ARM
3.95%, 7/25/56  (1) 906 832
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 45 41
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 365 333
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 735 556

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
GCAT Trust
Series 2021-NQM5, Class A3, CMO, ARM
1.571%, 7/25/66  (1) 2,227 1,777
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP
5.04%, 6/25/67  (1) 1,409 1,364
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50  (1) 38 35
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM
3.50%, 5/25/50  (1) 85 75
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50  (1) 98 86
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM
3.00%, 10/25/50  (1) 278 240
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 159 150
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM
4.00%, 6/25/59  (1) 39 35
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 97 91
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 55 47
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM
3.00%, 1/25/60  (1) 202 174
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66  (1) 598 450
Radnor RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.85%, 6.823%, 11/25/31  (1) 1,104 1,101
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM
3.442%, 4/25/43  251 233
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM
4.00%, 12/25/47  (1) 74 68
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 25 23

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 16 16
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48  (1) 1 1
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM
2.878%, 2/25/50  (1) 600 487
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM
2.175%, 5/25/65  (1) 2,000 1,544
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM
3.834%, 5/25/48  (1) 2 2
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M2, CMO, ARM
1M USD LIBOR + 2.05%, 7.188%, 11/25/49  (1) 8 8
Structured Agency Credit Risk Debt Notes
Series 2020-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 1.90%, 7.038%, 1/25/50  (1) 48 48
Structured Agency Credit Risk Debt Notes
Series 2020-HQA2, Class M2, CMO, ARM
1M USD LIBOR + 3.10%, 8.238%, 3/25/50  (1) 228 233
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.273%, 8/25/33  (1) 2,214 2,209
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.073%, 10/25/33  (1) 1,445 1,418
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 6.823%, 1/25/42  (1) 1,185 1,144
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.973%, 4/25/42  (1) 888 892
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 7.173%, 5/25/42  (1) 966 974
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 7.123%, 9/25/42  (1) 306 308
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 7.273%, 8/25/42  (1) 296 296
Structured Agency Credit Risk Debt Notes
Series 2023-DNA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.081%, 3/25/43  (1) 282 282

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57  (1) 1,228 1,162
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM
3.279%, 11/25/59  (1) 340 289
Verus Securitization Trust
Series 2021-5, Class M1, CMO, ARM
2.331%, 9/25/66  (1) 800 510
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP
5.85%, 12/25/67  (1) 1,045 1,043
Verus Securitization Trust
Series 2023-3, Class A2, CMO, STEP
6.438%, 3/25/68  (1) 742 740
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM
5.375%, 3/25/65  (1) 330 315
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM
3.779%, 1/20/46  (1) 538 498
37,299
Commercial Mortgage-Backed Securities 2.9%
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class D
1.75%, 5/15/53  (1) 2,010 1,135
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53  (1) 580 303
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M USD LIBOR + 3.75%, 8.857%, 9/15/38  (1) 1,155 929
BANK
Series 2019-BN21, Class D
2.50%, 10/17/52  (1) 1,036 585
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 7.333%, 11/15/34  (1) 365 181
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 7.247%, 10/15/37  (1) 375 361
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.513%, 10/15/34  (1) 1,780 1,758
BPR Trust
Series 2021-TY, Class C, ARM
1M USD LIBOR + 1.70%, 6.807%, 9/15/38  (1) 635 586

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.20%, 6/15/27  (1) 1,590 1,581
BX Trust
Series 2021-VIEW, Class F, ARM
1M USD LIBOR + 3.93%, 9.037%, 6/15/36  (1) 1,195 1,068
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class D
2.50%, 11/15/52  (1) 1,045 616
CD Mortgage Trust
Series 2017-CD6, Class A5
3.456%, 11/13/50  515 472
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35  (1) 270 238
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class AS
3.571%, 2/10/48  95 90
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.79%, 12/15/72  (1) 1,420 793
Commercial Mortgage Trust
Series 2014-CR19, Class E, ARM
4.197%, 8/10/47  (1) 380 303
Commercial Mortgage Trust
Series 2015-CR22, Class C, ARM
4.069%, 3/10/48  870 778
Commercial Mortgage Trust
Series 2015-LC23, Class A4
3.774%, 10/10/48  440 421
Commercial Mortgage Trust
Series 2016-CR28, Class AHR
3.651%, 2/10/49  182 172
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM
4.605%, 2/10/49  1,130 1,024
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5
3.09%, 1/15/49  215 201
CSAIL Commercial Mortgage Trust
Series 2017-C8, Class C, ARM
4.285%, 6/15/50  465 382
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM
3.955%, 12/15/52  645 493
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35  (1) 285 255

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.207%, 12/15/36  (1) 300 296
GS Mortgage Securities Trust
Series 2016-GS4, Class A3
3.178%, 11/10/49  1,300 1,213
GS Mortgage Securities Trust
Series 2017-GS8, Class D
2.70%, 11/10/50  (1) 1,025 683
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.824%, 3/15/32  (1) 1,595 1,308
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.854%, 9/6/38  (1) 1,015 869
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33  (1) 195 167
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 6.957%, 9/15/29  (1) 280 239
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  80 76
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS, ARM
4.024%, 5/15/48  35 33
Morgan Stanley Capital I Trust
Series 2017-H1, Class AS
3.773%, 6/15/50  155 141
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  18 17
19,767
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $66,088) 57,066
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 34.1%
U.S. Government Agency Obligations 25.3%
Federal Home Loan Mortgage
2.50%, 5/1/30  109 102
3.00%, 4/1/47 - 1/1/48  128 116
3.50%, 8/1/42 - 3/1/46  3,634 3,432
4.00%, 8/1/40 - 1/1/46  289 279
4.50%, 6/1/39 - 5/1/42  135 134

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
5.00%, 7/1/25 - 8/1/40  47 47
5.50%, 10/1/38 - 1/1/40  33 34
6.00%, 10/1/32 - 8/1/38  13 14
6.50%, 6/1/24 - 4/1/37  61 64
7.00%, 2/1/24 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  — —
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  — —
12M USD LIBOR + 1.823%, 4.072%, 3/1/36  2 2
12M USD LIBOR + 1.828%, 4.202%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  1 1
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  — 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  1 1
1Y CMT + 2.245%, 4.37%, 1/1/36  1 1
1Y CMT + 2.25%, 3.928%, 10/1/36  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  306 56
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  389 339
2.00%, 3/1/42 - 12/1/51  5,149 4,285
2.50%, 3/1/42 - 1/1/52  5,990 5,166
3.00%, 5/1/31 - 6/1/52  13,469 12,006
3.50%, 5/1/33 - 6/1/35  587 567
4.00%, 12/1/49 - 2/1/50  577 551
4.50%, 5/1/50  86 84
5.00%, 12/1/41  126 126
6.00%, 2/1/53  729 748
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  60 54
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  1 1
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  — —
12M USD LIBOR + 1.579%, 3.853%, 11/1/35  2 2
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  2 2
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  — —
12M USD LIBOR + 1.70%, 3.95%, 11/1/37  2 2
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  — —
12M USD LIBOR + 1.869%, 4.119%, 8/1/36  1 1
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  1 1
12M USD LIBOR + 2.04%, 4.29%, 12/1/36  1 1
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  2,414 2,050
2.00%, 4/1/42 - 4/1/52  34,109 28,147
2.50%, 5/1/30 - 3/1/52  12,173 10,646

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 1/1/27 - 11/1/48  4,713 4,394
3.50%, 4/1/31 - 7/1/50  648 613
4.00%, 11/1/37 - 9/1/52  9,570 9,088
4.50%, 7/1/39 - 5/1/50  1,928 1,904
5.00%, 9/1/23 - 8/1/52  918 923
5.50%, 9/1/23 - 5/1/39  230 236
6.00%, 11/1/32 - 2/1/53  2,619 2,692
6.50%, 7/1/32 - 6/1/39  22 23
7.00%, 7/1/29  — —
7.50%, 6/1/28  — —
UMBS, TBA  (14)
1.50%, 6/1/38  2,815 2,459
2.00%, 6/1/38 - 6/1/53  27,132 23,166
2.50%, 6/1/38 - 6/1/53  28,774 24,778
3.00%, 6/1/38 - 6/1/53  7,460 6,680
3.50%, 6/1/38 - 6/1/53  11,330 10,434
4.00%, 6/1/53  1,140 1,077
4.50%, 6/1/53  6,162 5,968
5.00%, 6/1/53  4,245 4,182
5.50%, 6/1/53  3,255 3,253
6.50%, 6/1/53  2,230 2,283
173,221
U.S. Government Obligations 8.8%
Government National Mortgage Assn.
2.00%, 7/20/51 - 3/20/52  1,979 1,681
2.50%, 8/20/50 - 12/20/51  9,470 8,288
3.00%, 5/20/46 - 10/20/51  11,119 10,075
3.50%, 9/15/41 - 2/20/48  1,927 1,818
4.00%, 2/20/41 - 10/20/50  1,844 1,770
4.50%, 11/20/39 - 8/20/47  727 721
5.00%, 4/20/35 - 8/20/52  1,635 1,635
5.50%, 10/20/32 - 3/20/49  559 570
7.00%, 12/20/52  551 566
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  31 29
3.50%, 10/20/50  460 392
Government National Mortgage Assn., CMO, IO
3.50%, 3/20/43 - 5/20/43  243 24
4.00%, 2/20/43  21 3
Government National Mortgage Assn., TBA  (14)
2.00%, 6/20/53  10,635 9,015
2.50%, 6/20/53  2,990 2,616
3.00%, 6/20/53  1,420 1,278
3.50%, 6/20/53  5,830 5,408
4.00%, 6/20/53  4,490 4,267
4.50%, 6/20/53  2,660 2,585

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
5.50%, 6/20/53  5,025 5,022
6.00%, 6/20/53  1,615 1,630
6.50%, 7/20/53  815 828
60,221
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $243,435) 233,442
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 25.4%
U.S. Treasury Obligations 25.4%
U.S. Treasury Bonds, 1.25%, 5/15/50  22,340 12,531
U.S. Treasury Bonds, 1.375%, 8/15/50  (15) 9,130 5,290
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,093
U.S. Treasury Bonds, 1.875%, 11/15/51  3,500 2,303
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 7,788
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,873
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,149
U.S. Treasury Bonds, 3.00%, 8/15/52  780 663
U.S. Treasury Bonds, 3.125%, 2/15/43  2,415 2,118
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,156
U.S. Treasury Bonds, 3.625%, 2/15/53  4,505 4,328
U.S. Treasury Bonds, 3.875%, 2/15/43  960 942
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,717
U.S. Treasury Bonds, 4.00%, 11/15/52  3,020 3,106
U.S. Treasury Bonds, 4.375%, 5/15/41  175 186
U.S. Treasury Bonds, 6.875%, 8/15/25  700 736
U.S. Treasury Notes, 0.125%, 2/15/24  4,000 3,856
U.S. Treasury Notes, 0.25%, 9/30/25  1,500 1,370
U.S. Treasury Notes, 0.25%, 10/31/25  11,200 10,192
U.S. Treasury Notes, 0.375%, 12/31/25  11,000 10,003
U.S. Treasury Notes, 0.625%, 5/15/30  550 447
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,092
U.S. Treasury Notes, 0.75%, 4/30/26  3,600 3,275
U.S. Treasury Notes, 0.875%, 9/30/26  1,660 1,501
U.S. Treasury Notes, 0.875%, 11/15/30  9,900 8,140
U.S. Treasury Notes, 1.375%, 11/15/31  15,675 13,103
U.S. Treasury Notes, 1.50%, 2/15/30  500 435
U.S. Treasury Notes, 1.75%, 6/30/24  2,410 2,324
U.S. Treasury Notes, 1.875%, 2/28/27  3,870 3,594
U.S. Treasury Notes, 1.875%, 2/15/32  8,155 7,087
U.S. Treasury Notes, 2.25%, 8/15/27  1,350 1,266
U.S. Treasury Notes, 2.25%, 11/15/27  1,275 1,193
U.S. Treasury Notes, 2.50%, 1/31/24  475 466
U.S. Treasury Notes, 2.75%, 7/31/27  1,455 1,392
U.S. Treasury Notes, 3.00%, 7/31/24  (15) 12,300 12,016

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.50%, 1/31/28  2,900 2,861
U.S. Treasury Notes, 3.625%, 3/31/28  4,500 4,466
U.S. Treasury Notes, 3.875%, 11/30/27  11,520 11,538
U.S. Treasury Notes, 4.125%, 9/30/27  6,800 6,867
U.S. Treasury Notes, 4.125%, 11/15/32  12,250 12,704
U.S. Treasury Notes, 4.50%, 11/30/24  5,230 5,208
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $197,496) 174,375
SHORT-TERM INVESTMENTS 4.6%
Money Market Funds 4.6%
T. Rowe Price Government Reserve Fund, 5.11%  (16)(17) 31,467 31,467
Total Short-Term Investments
(Cost $31,467) 31,467
SECURITIES LENDING COLLATERAL 0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.11%  (16)(17) 1,385 1,385
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1,385
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 5.11%  (16)(17) 4,650 4,650
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 4,650
Total Securities Lending Collateral
(Cost $6,035) 6,035

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default Swap Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5 Year
Index, 12/20/27), Pay 5.00%
Quarterly, Receive upon credit
default, 6/21/23 @ 0.98%*  (6) 1 19,300 27
Morgan Stanley
Credit Default Swap Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year
Index, 6/20/28), Pay 5.00%
Quarterly, Receive upon credit
default, 6/21/23 @ 1.00%*  (6) 1 34,065 164
Total Options Purchased (Cost $443) 191
Total Investments in Securities
117.1% of Net Assets
(Cost $860,261) $ 802,620
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$198,436 and represents 29.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) All or a portion of this loan is unsettled as of May 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at May 31, 2023, was $100 and was valued at $100 (0.0% of net assets).
(6) Non-income producing

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,031 and represents 0.2% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) See Note 4 . All or a portion of this security is on loan at May 31, 2023.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Perpetual security with no stated maturity date.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(14) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $116,929 and represents 17.1% of net assets.
(15) At May 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
(17) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M NDBB Three month NZD bank bill
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
ILS Israeli Shekel
IO Interest-only security for which the fund receives interest on notional principal
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 6/23/23 @
$112.50 291 33,310 (91)
Total Exchange-Traded Options Written (Premiums $(113)) $ (91)
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate Swap,
6/23/33 Pay Fixed 3.05%
Annually, Receive Variable
4.55% (SOFR) Annually,
6/21/23 @ 3.05%* 1 6,000 (168)
Morgan Stanley
10 Year Interest Rate
Swap, 6/23/33 Receive
Fixed 3.05% Annually, Pay
Variable 4.55% (SOFR)
Annually, 6/21/23 @ 3.05%* 1 6,000 (12)
Morgan Stanley
Credit Default Swap
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S40, 5 Year
Index, 6/20/28), Pay 5.00%
Quarterly, Receive upon
credit default, 6/21/23 @
0.98%* 1 34,065 (53)
Total OTC Options Written (Premiums $(351)) $ (233)
Total Options Written (Premiums $(464)) $ (324)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.2%
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.NA.AAA-
S13, 50 Year Index), Pay 0.50% Monthly,
Receive upon credit default, 12/16/72 33,635 737 915 (178)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.AAA-S14, 50 Year Index), Pay 0.50%
Monthly, Receive upon credit default,
12/16/72 20,492 567 699 (132)
Total Bilateral Credit Default Swaps, Protection
Bought 1,614 (310)
Total Return Swaps (0.1)%
BNP Paribas, Pay Underlying Reference:
Markit iBoxx EUR Liquid High Yield Index
at Maturity, Receive Variable 2.646% (3M
EURIBOR + (0.00)%) Quarterly, 6/20/23
(EUR) 12,218 (102) — (102)
Goldman Sachs, Pay Underlying
Reference: Markit iBoxx EUR Liquid High
Yield Index at Maturity, Receive Variable
2.646% (3M EURIBOR + (0.00)%) at
Maturity, 6/20/23 (EUR) 12,307 (11) 29 (40)
JPMorgan Chase, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 4.800%
(SOFR + (0.00)%) Quarterly, 12/20/23 6,818 97 35 62
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Receive Variable 4.866% (SOFR + (0.00)%)
Quarterly, 12/20/23 32,480 (695) — (695)
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity, Pay
Variable 5.050% (SOFR + (0.00)%) at
Maturity, 6/20/23 6,919 (69) (54) (15)
Total Bilateral Total Return Swaps 10 (790)
Total Bilateral Swaps 1,624 (1,100)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought (0.1)%
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 27,711 (367) (286) (81)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (81)
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/25 145 (17) (11) (6)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/26 * 183 (49) (8) (41)
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 210 (65) (8) (57)
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S39, 5 Year Index),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/28 (EUR) 20,112 786 733 53
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 242 (2) (4) 2
Total Centrally Cleared Credit Default Swaps,
Protection Sold (49)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive Fixed
5.005% Semi-Annually, Pay Variable
5.640% (3M NDBB) Quarterly, 5/16/25
(NZD) 99,352 (247) — (247)
Total Centrally Cleared Interest Rate Swaps (247)
Total Centrally Cleared Swaps (377)
Net payments (receipts) of variation margin to date 338
Variation margin receivable (payable) on centrally cleared swaps $ (39)
* Credit ratings as of May 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $58.

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 8/25/23 GBP 2,038 USD 2,554 $ (16)
BNP Paribas 8/18/23 USD 5,171 PLN 21,695 71
BNP Paribas 8/25/23 USD 3,887 EUR 3,551 72
Canadian Imperial Bank
of Commerce 7/21/23 CAD 4,555 USD 3,413 (53)
Citibank 7/20/23 USD 6,287 ILS 22,464 252
Citibank 8/18/23 PLN 21,695 USD 5,191 (90)
Goldman Sachs 8/25/23 USD 5,088 GBP 4,075 11
HSBC Bank 8/25/23 USD 374 EUR 346 3
Morgan Stanley 6/2/23 BRL 29,690 USD 5,968 (118)
Morgan Stanley 6/2/23 USD 5,826 BRL 29,690 (24)
Morgan Stanley 9/5/23 USD 5,866 BRL 29,690 116
RBC Dominion Securities 7/21/23 CAD 31 USD 23 —
RBC Dominion Securities 7/21/23 USD 4,709 CAD 6,348 27
State Street 6/2/23 BRL 29,690 USD 5,971 (121)
State Street 6/2/23 USD 5,826 BRL 29,690 (24)
State Street 8/25/23 GBP 2,038 USD 2,559 (20)
State Street 9/5/23 USD 5,869 BRL 29,690 119
Wells Fargo 6/2/23 BRL 59,380 USD 11,652 48
Wells Fargo 6/2/23 USD 12,032 BRL 59,380 332
Net unrealized gain (loss) on open forward
currency exchange contracts $ 585

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 97 Euro BOBL contracts 6/23 12,249 $ 190
Short, 657 Euro SCHATZ contracts 6/23 (74,173) 271
Long, 13 Euro-Bund ten year contracts 6/23 1,890 17
Short, 1 Government of Australia ten year bond
contracts 6/23 (78) 1
Long, 12 Government of Canada ten year bond
contracts 9/23 1,093 —
Long, 191 U.S. Treasury Long Bond contracts 9/23 24,514 282
Long, 926 U.S. Treasury Notes five year contracts 9/23 101,006 (53)
Short, 97 U.S. Treasury Notes ten year contracts 9/23 (11,103) (49)
Long, 135 U.S. Treasury Notes two year contracts 9/23 27,787 16
Short, 91 Ultra U.S. Treasury Bonds contracts 9/23 (12,456) (204)
Long, 105 Ultra U.S. Treasury Notes ten year
contracts 9/23 12,648 190
Net payments (receipts) of variation margin to date (306)
Variation margin receivable (payable) on open futures contracts $ 355

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.11% $ — $ — $ 815++
Totals $ —# $ — $ 815+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
05/31/23
T. Rowe Price Government
Reserve Fund, 5.11% $ 12,636  ¤   ¤ $ 37,502
Total $ 37,502^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $815 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $37,502.

T. ROWE PRICE Total Return Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $860,261) $ 802,620
Receivable for investment securities sold 11,693
Interest and dividends receivable 4,751
Bilateral swap premiums paid 1,678
Cash 1,104
Unrealized gain on forward currency exchange contracts 1,051
Receivable for shares sold 380
Variation margin receivable on futures contracts 355
Foreign currency (cost $150) 149
Unrealized gain on bilateral swaps 62
Due from affiliates 5
Other assets 100
Total assets 823,948
Liabilities
Payable for investment securities purchased 129,172
Obligation to return securities lending collateral 6,035
Unrealized loss on bilateral swaps 1,162
Payable for shares redeemed 567
Unrealized loss on forward currency exchange contracts 466
Options written (premiums $464) 324
Investment management fees payable 177
Bilateral swap premiums received 54
Variation margin payable on centrally cleared swaps 39
Other liabilities 823
Total liabilities 138,819
NET ASSETS $ 685,129

T. ROWE PRICE Total Return Fund
May 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (127,188)
Paid-in capital applicable to 80,318,708 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 812,317
NET ASSETS $ 685,129
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $89,573; Shares outstanding: 10,504,663) $ 8.53
Advisor Class
(Net assets: $826; Shares outstanding: 96,811) $ 8.53
I Class
(Net assets: $594,730; Shares outstanding: 69,717,234) $ 8.53

T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
Year
Ended
5/31/23
Investment Income (Loss)
Income
    Interest $ 28,164
Dividend 922
Securities lending 62
Total income 29,148
Expenses
Investment management 1,971
Shareholder servicing
Investor Class $ 193
Advisor Class 1
I Class 31 225
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 15
I Class 5 20
Custody and accounting 237
Registration 104
Legal and audit 46
Proxy and annual meeting 2
Directors 2
Miscellaneous 22
Waived / paid by Price Associates (401)
Total expenses 2,230
Net investment income 26,918

T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (30,794)
Futures (10,461)
Swaps (1,506)
Options written 275
Forward currency exchange contracts 366
Foreign currency transactions (121)
Net realized loss (42,241)
Change in net unrealized gain / loss
Securities (8,701)
Futures 1,281
Swaps (1,221)
Options written 140
Forward currency exchange contracts 596
Other assets and liabilities denominated in foreign currencies (7)
Change in net unrealized gain / loss (7,912)
Net realized and unrealized gain / loss (50,153)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (23,235)

T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 26,918 $ 17,105
Net realized loss (42,241) (23,317)
Change in net unrealized gain / loss (7,912) (56,107)
Decrease in net assets from operations (23,235) (62,319)
Distributions to shareholders
Net earnings
Investor Class (3,793) (4,600)
Advisor Class (34) (19)
I Class (23,758) (16,848)
Tax return of capital – –
Investor Class (49) –
Advisor Class –
(1)
–
I Class (330) –
Decrease in net assets from distributions (27,964) (21,467)
Capital share transactions
*
Shares sold
Investor Class 60,508 100,017
Advisor Class – 1,019
I Class 135,433 207,306
Distributions reinvested
Investor Class 3,753 4,415
Advisor Class 34 15
I Class 18,275 11,801
Shares redeemed
Investor Class (60,326) (129,355)
Advisor Class (110) (205)
I Class (61,837) (57,144)
Increase in net assets from capital share transactions 95,730 137,869

T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
5/31/23 5/31/22
Net Assets
Increase during period 44,531 54,083
Beginning of period 640,598 586,515
End of period $ 685,129 $ 640,598
*Share information (000s)
Shares sold
Investor Class 6,910 9,822
Advisor Class – 101
I Class 15,622 20,433
Distributions reinvested
Investor Class 435 430
Advisor Class 4 1
I Class 2,115 1,163
Shares redeemed
Investor Class (6,939) (12,908)
Advisor Class (12) (22)
I Class (7,138) (5,591)
Increase in shares outstanding 10,997 13,429
(1)
Amount represents less than $1,000.

T. ROWE PRICE Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares: the Total Return
Fund (Investor Class), the Total Return Fund–Advisor Class (Advisor Class) and
the Total Return Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified

T. ROWE PRICE Total Return Fund

cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Total Return Fund

New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Total Return Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the

T. ROWE PRICE Total Return Fund

valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Return Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 717,136 $ — $ 717,136
Bank Loans — 43,521 2,306 45,827
Common Stocks 1 — — 1
Convertible Preferred Stocks — 932 1,031 1,963
Short-Term Investments 31,467 — — 31,467
Securities Lending Collateral 6,035 — — 6,035
Options Purchased — 191 — 191
Total Securities 37,503 761,780 3,337 802,620
Swaps* — 1,456 — 1,456
Forward Currency Exchange
Contracts — 1,051 — 1,051
Futures Contracts* 967 — — 967
Total $ 38,470 $ 764,287 $ 3,337 $ 806,094
Liabilities
Options Written $ 91 $ 233 $ — $ 324
Swaps* — 1,309 — 1,309
Forward Currency Exchange
Contracts — 466 — 466
Futures Contracts* 306 — — 306
Total $ 397 $ 2,008 $ — $ 2,405
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Total Return Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 967
Foreign exchange derivatives Forwards 1,051
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 1,647
^
,*
Total $ 3,665
^
,*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures,
Options Written $ 824
Foreign exchange derivatives Forwards 466
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Options Written 1,115
Total $ 2,405
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 44 $ 44
Interest rate
derivatives — 275 (10,461) — — (10,186)
Foreign
exchange
derivatives (100) — — 366 — 266
Credit
derivatives (769) — — — (1,550) (2,319)
Total $ (869) $ 275 $ (10,461) $ 366 $ (1,506) $ (12,195)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ — $ 140 $ 1,281 $ — $ (247) $ 1,174
Foreign
exchange
derivatives — — — 596 — 596
Credit
derivatives (252) — — — (974) (1,226)
Total $ (252) $ 140 $ 1,281 $ 596 $ (1,221) $ 544
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties

T. ROWE PRICE Total Return Fund

is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of
May 31, 2023, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $652,000 cash. As of May 31, 2023, securities valued at $5,787,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 4% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and

T. ROWE PRICE Total Return Fund

mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
May 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and 37% of net assets.
Options  The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract.
In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in

T. ROWE PRICE Total Return Fund

terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 15% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential

T. ROWE PRICE Total Return Fund

for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2023, the notional amount of protection sold by the fund totaled $22,278,000
(3.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income

T. ROWE PRICE Total Return Fund

it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 7% and 35% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers

T. ROWE PRICE Total Return Fund

to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”

T. ROWE PRICE Total Return Fund

the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2023, securities valued at $1,633,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of May 31, 2023.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than

T. ROWE PRICE Total Return Fund

other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from
LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained

T. ROWE PRICE Total Return Fund

over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2023, the value of loaned securities was $5,824,000;
the value of cash collateral and related investments was $6,035,000.
Other Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $206,799,000 and $236,837,000, respectively, for the year ended May 31, 2023. Purchases and sales of U.S. government securities aggregated
$2,158,500,000 and $2,054,931,000, respectively, for the year ended May 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Total Return Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
May 31,
2023
May 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 27,585 $ 19,619
Long-term capital gain — 1,848
Return of capital 379 —
Total distributions $ 27,964 $ 21,467
($000s)
Cost of investments $ 860,142
Unrealized appreciation $ 1,793
Unrealized depreciation (59,739)
Net unrealized appreciation (depreciation) $ (57,946)
($000s)
Overdistributed ordinary income $ (2,984)
Net unrealized appreciation (depreciation) (57,946)
Loss carryforwards and deferrals (66,258)
Total distributable earnings (loss) $ (127,188)

T. ROWE PRICE Total Return Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price
Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)

T. ROWE PRICE Total Return Fund

the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended May 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,056,000 remain subject to repayment by the fund at May 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 09/30/23 09/30/23 09/30/23
(Waived)/repaid during the period ($000s) $(126) $—
(1)
$(275)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Total Return Fund

May 31, 2023, expenses incurred pursuant to these service agreements were $111,000 for Price Associates; $127,000 for T. Rowe Price Services, Inc.; and $1,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Total Return Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Total Return Fund,
Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return Fund, Inc. (the "Fund") as of
May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31,
2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31,
2023 and the financial highlights for each of the five years in the period ended May 31,
2023, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 20, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $50,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $50,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $25,544,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Total Return Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements (Subadvisory Contracts) that the Adviser has entered into with
T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited (Subadvisers)
on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and
Subadvisory Contracts. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contracts.

T. ROWE PRICE Total Return Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under each
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe

T. ROWE PRICE Total Return Fund

Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would cause a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from higher operating costs until the fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group); the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group, Advisor Class Expense Group, and
Expense Universe); and the fund’s total expenses ranked in the second quintile (Investor
Class Expense Group), third quintile (Expense Universe), and first quintile (Advisor Class
Expense Group).

T. ROWE PRICE Total Return Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the continuation of the Advisory Contract and Subadvisory Contracts
(including the fees to be charged for services thereunder).

T. ROWE PRICE Total Return Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[210]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[210]
Advisory Board Member; Vice President for Finance, University of
Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2016
[210]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2016
[210]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2016
[210]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Total Return Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[210]
Advisory Board Member; Board of Trustees Member and Chief Executive
Officer (2019 to present), President (2018 to present), Executive Vice
President and Chief Financial Officer (2007 to 2018), and Senior Vice
President and Treasurer (2005 to 2007), EQR; Member and Chair, Nareit
Dividends Through Diversity, Equity & Inclusion CEO Council, Nareit
2021 Audit and Investment Committee (2021); Advisory Board, Ross
Business School at University of Michigan (2015 to 2016); Member and
Chair of the Finance Committee, National Multifamily Housing Council
(2015 to 2016); Member, Economic Club of Chicago; Director, Brookdale
Senior Living, Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to
2015); Director, Real Estate Roundtable (July 2021 to present) and the
2022 Executive Board Nareit (November 2021 to present); Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository (July 2017 to present)
Kellye L. Walker
(1966)
2021
[210]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[210]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Total Return Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[210]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Total Return Fund Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher P. Brown, CFA (1977)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Anna Alexandra Dreyer, Ph.D., CFA  (1981)
Co-president
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Total Return Fund

Name (Year of Birth)
Position Held With Total Return Fund Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Yongheon Lee (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Pradeep Manikonda (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Kenneth Antony Orchard (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Saurabh Sud, CFA (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Christopher J. Temple, CFA (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202307-2916646 F228-050 7/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$45,097	$38,336
Audit-Related Fees	-	-
Tax Fees	-	477
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,521,000 and $2,959,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 20, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 20, 2023